Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	¥ 6,719
Current period provision	10,039
Write-offs	4,251
Ending balance	12,507
Adoption of ASC Topic 326
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	4,645
Adoption of ASC Topic 326	¥ 2,074